LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2012
Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets

These receivables typically have terms ranging from one year to seven years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Total minimum lease payments receivable	¥35,963	¥32,683
Unguaranteed residual values	1,975	1,522
Unearned income	(3,056)	(2,544)
Executory costs	(20)	(21)

	34,862	31,640
Less, allowance for doubtful receivables	(493)	(382)

	34,369	31,258
Less, portion due within one year	(11,739)	(11,307)

Total	¥22,630	¥19,951

Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Balance at beginning of year	¥541	¥571	¥493
Charged to costs or expenses, or charge-off	53	(44)	(69)
Others*	(23)	(34)	(42)

Balance at end of year	¥571	¥493	¥382

*	Others consist mainly of foreign currency translation adjustments and business acquisitions during the year.

Future Minimum Lease Payments to be Received Under Financing Leases for Future Years

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2013	¥12,419
2014	8,434
2015	6,127
2016	3,856
2017	1,521
2018 and thereafter	326

Total	¥32,683